Class A, Class C and Investor Class | MERIDIAN GROWTH FUND
FUND SUMMARY MERIDIAN GROWTH FUND
Investment Objective
The MERIDIAN GROWTH FUND seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, Class C and Investor Class - MERIDIAN GROWTH FUND	Class A Shares	Class C Shares	Investor Class Shares
Maximum Sales Charge (Load) on Purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	none	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, Class C and Investor Class - MERIDIAN GROWTH FUND		Class A Shares		Class C Shares		Investor Class Shares
Management Fees		0.76%		0.76%		0.76%
Distribution (Rule 12b-1) Fees		0.25%		1.00%		none
Other Expenses		0.48%		1.73%		0.20%
Shareholder Servicing Fee		0.05%		0.05%		0.05%
Other		0.43%		1.68%		0.15%
Total Annual Fund Operating Expenses		1.49%		3.49%		0.96%
Fee Waivers and/or Expense Reimbursements and Recoupment		0.06%
Fee Waivers and/or Expense Reimbursements and Recoupment				(1.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2],[3]	1.55%	[1]	2.25%	[1]	0.96%
[1]	For a period not to exceed three (3) years on which a waiver of reimbursement in excess of the expense limitation is made by the Investment Adviser, the Fund will carry forward, and may repay the Investment Adviser such amounts; provided that the Fund is able to effect such reimbursement and maintain the expense limitation in effect at the time of the waiver.
[2]	The Investment Adviser has agreed to waive a portion of the investment advisory and/or administration fees and/or reimburse other expenses of the Meridian Growth Fund so that the ratio of expenses to average net assets of the Meridian Growth Fund does not exceed 1.55% for Class A and 2.25% for Class C and 1.30% for Investor Class. These expense limitations may not be amended or withdrawn until one year after the date of this prospectus.
[3]	and Recoupment

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A shares, Class C shares or Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and Recoupment shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, Class C and Investor Class - MERIDIAN GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	724	1,024	1,347	2,257
Class C Shares	328	956	1,706	3,683
Investor Class Shares	98	306	531	1,178

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption - Class A, Class C and Investor Class - MERIDIAN GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	724	1,024	1,347	2,257
Class C Shares	228	956	1,706	3,683
Investor Class Shares	98	306	531	1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2015, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid-capitalization growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. The Fund may invest in securities of companies with any capitalization across a broad range of industries, though it typically emphasizes small- and mid-capitalization companies. These may include companies that are relatively small in terms of total assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.
Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions and market liquidity.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid-capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Foreign Securities Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.
Performance
The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Investor Class shares from year-to-year. The performance of the Fund’s other share classes would have differed from the Investor Class shares only to the extent that such classes have higher expenses than the Investor Class shares, which would have resulted in lower performance.

The table shows how the Fund’s average annual returns compare with those of the Russell 2500® Growth Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.meridianfund.com or by calling 1-800-446-6662.
Year-by-Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s Investor Class shares highest quarterly return was 10.10% (for the quarter ended December 31, 2014); and the lowest quarterly return was –2.36% (for the quarter ended September 30, 2014).

For the period January 1, 2015 through September 30, 2015, the total return of the Fund’s Investor Class shares was –8.28%.
Average Annual Total Returns (For the year ended December 31, 2014)
Average Annual Total Returns - Class A, Class C and Investor Class - MERIDIAN GROWTH FUND		1 Year	Life of Class	Inception Date
Investor Class Shares		9.09%	12.22%	Nov. 15, 2013
Investor Class Shares | Return After Taxes on Distributions		5.62%	9.04%	Nov. 15, 2013
Investor Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	[1]	6.70%	8.64%	Nov. 15, 2013
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)		7.05%	9.75%	Nov. 15, 2013
[1]	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.